FAIR VALUE MEASUREMENTS (Details 2) (Contingent consideration, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Contingent consideration
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at beginning of year	$ 27.3	$ 29.2
Liabilities recognized at acquisition date		2.6
Losses (gains) recognized in earnings	0.4	(1.9)
Settlements	(11.3)	(2.5)
Foreign currency translation		(0.1)
Balance at end of year	$ 16.4	$ 27.3